Ohter non-current assets narrative (Detail)	Dec. 31, 2020 EUR (€)
Other non-current assets narratvive [abstract]
Fluidda - Notional amount	€ 2,500,000
Fluidda - Interest rate	10.00%
Fluidda - Maturity years	7
DittoInterestRate	8.00%
Essentium - initial invested amount in Dollar	€ 3,300,000
DittoNotionalAmount	9,000,000
DittoCarryingValue	2,892,000
AMFlowNotionalAmount	300,000
AM Flow fair value	307,000
Fluidda - Carrying value	3,310,000
Essentium fair value adjustment period	€ 489,000
% ownership of AM Flow Holding BV in AM Flow BV	100.00%
% ownership of AM Danube BV in AM Flow Holding BV	20.20%
% ownership of Materialise NV in AM Danube BV	41.70%
Indirect % of ownership Materialise NV in Essentium Inc	5.00%
Indirect % of ownership Materialise NV in AM Flow BV	8.42%
Essentium fair value	€ 3,535,000